Taxes on Income - Schedule of Taxes on Income (Tax Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation Between the Taxes on Income (Tax Benefit) [Abstract]
Income before taxes on income	$ 253,401	$ 245,619	$ 27,732
Statutory tax rate	23.00%	23.00%	23.00%
Taxes on income computed at the statutory tax rate	$ 58,282	$ 56,492	$ 6,378
Tax benefit arising from reduced rate as a “Special Preferred Technological Enterprise” and other tax benefits (See Note 17a above)	(28,859)	(27,280)	(958)
Non-deductible expenses	682	3,160	8,571
Uncertain tax positions	20,286	30,410	10,698
Unrecognized temporary differences	(161)	242	756
Increase in unrecognized tax losses	555	2,382	1,758
Utilization of previously unrecognized tax losses	(217)	(1,643)	(4,054)
Deferred tax credited to equity	382		(146)
Taxable income at other tax rates	(8,134)	(10,420)	(3,005)
Differences in measurement basis	(356)		(676)
Taxes in respect of previous years	1,456	(214)	(3,214)
Recognition of deferred tax asset related to carryforward losses from prior years			(4,028)
Impact of exchange rates due to different tax reporting currency and functional currency	(6,127)
Other	(84)	109	393
Taxes on income	$ 37,705	$ 53,238	$ 12,473